Significant Subsidiaries	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Significant Subsidiaries	SIGNIFICANT SUBSIDIARIES
The Company has the following significant subsidiaries, each owned 100% directly and indirectly, at December 31, 2022:

Subsidiary Name	Country of Formation
Crescent Point Resources Partnership	Canada
Crescent Point Holdings Ltd.	Canada
Crescent Point Energy U.S. Corp.	United States of America
Crescent Point U.S. Holdings Corp.	United States of America